Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Note 19. Fair Values of Financial Instruments
(in thousands)
Under the authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the three following categories:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	Unobservable inputs, such as discounted cash flow models or valuations.
The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company used the following methods and assumptions to estimate the fair value of financial instruments that are measured at fair value on a recurring basis:
Investment Securities
The fair values of debt securities available for sale are determined by third party matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2021:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S. Government agencies	$—	$4,700	$—	$4,700
Mortgage-backed securities	—	399,591	—	399,591
State, County, Municipals	—	227,051	—	227,051
Other securities	—	493	—	493

	$—	$631,835	$—	$631,835

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2020:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S. Government agencies	$—	$12,061	$—	$12,061
Mortgage-backed securities	—	561,983	—	561,983
State, County, Municipals	—	104,197.00	—	104,197
Other securities	—	508	—	508

	$—	$678,749	$—	$678,749

Impaired Loans
Loans considered impaired are reserved for at the time the loan is identified as impaired taking into account the fair value of the collateral less estimated selling costs. Collateral may be real estate and/or business assets including but not limited to, equipment, inventory and accounts receivable. The fair value of real estate is determined based on appraisals by qualified licensed appraisers. The fair value of the business assets is generally based on amounts reported on the business’s financial statements. Appraised and reported values may be adjusted based on management’s historical knowledge, changes in market conditions from the time of valuation and management knowledge of the client and the client’s business. Since not all valuation inputs are observable, these nonrecurring fair value determinations are classified Level 3. The unobservable inputs may vary depending on the individual assets with the fair value of real estate based on appraised value being the predominant approach. The Company reviews the certified appraisals for appropriateness and adjusts the value downward to consider selling, closing and liquidation costs, which typically approximates 25% of the appraised value. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors previously identified.
Other real estate owned
OREO is primarily comprised of real estate acquired in partial or full satisfaction of loans. OREO is recorded at its estimated fair value less estimated selling and closing costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the ALLL. Subsequent changes in fair value are reported as adjustments to the carrying amount and are recorded against earnings. The Company outsources the valuation of OREO with material balances to third party appraisers. The Company reviews the third-party appraisal for appropriateness and adjusts the value downward to consider selling and closing costs, which typically approximate 25% of the appraised value.

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2021 and 2020 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2021
Impaired loans	$—	$—	$109	$109
Other real estate owned	—	—	1,121	1,121

	$—	$—	$1,230	$1,230

December 31, 2020
Impaired loans	$—	$—	$2,013	$2,013

	$—	$—	$2,013	$2,013

Impaired loans with a carrying value of $112 and $2,920 had an allocated allowance for loan losses of $3 and $907 at December 31, 2021 and December 31, 2020, respectively. The allocated allowance is based on the carrying value of the impaired loan and the fair value of the underlying collateral less estimated costs to sell.
After monitoring the carrying amounts for subsequent declines or impairment after foreclosure, management determined that a fair value adjustments to OREO in the amount of $836 and
$-0-
was necessary and recorded during the year ended December 31, 2021 and December 31, 2020, respectively.

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2021 and December 31, 2020:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2021		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$10,673	$10,673	$—	$—	$10,673
Interest bearing deposits with banks	68,563	68,563	—	—	68,563
Securities available-for-sale	631,835	—	631,835	—	631,835
Net loans	567,334	—	—	554,351	554,351
Financial liabilities
Deposits	1,111,892	881,733	230,590	—	1,112,323
Securities Sold under Agreement to Repurchase	112,760	112,760	—	—	112,760
Borrowings on secured line of credit	18,000	18,000	—	—	18,000

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2020		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$16,840	$16,840	$—	$—	$16,840
Interest bearing deposits with banks	25,468	25,468	—	—	25,468
Securities available-for-sale	678,749	—	678,749	—	678,749
Net loans	647,521	—	—	638,362	638,362
Financial liabilities
Deposits	1,095,189	861,552	234,909	—	1,096,461
Securities Sold under Agreement to Repurchase	196,272	196,272	—	—	196,272
Federal Home Loan
Bank advances	25,000	25,000	—	—	25,000